CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.0968		$ 1.0775		$ 1.1742
Realized trading profits (losses)	$ 0.0447		$ 0.0717		$ (0.0081)
Change in unrealized trading profits (losses)	$ (0.0222)		$ 0.0323		$ (0.0129)
Change in value of investments in Non-Consolidated LLCs	$ (0.0014)	[1]
Interest	$ 0.0007		$ 0.0014		$ 0.0044
Expenses	$ (0.0699)		$ (0.0861)		$ (0.0801)
Net asset value, end of year	$ 1.0487		$ 1.0968		$ 1.0775
Total Return:
Total return (before Profit Shares) (as a percent)	(4.06%)	[1]	2.99%		(7.80%)
Profit Shares (as a percent)	(0.41%)	[1]	(1.21%)		(0.51%)
Total return (as a percent)	(4.39%)	[1]	1.79%		(8.24%)
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	6.10%	[2],[3]	6.90%	[2]	6.65%	[2]
Profit Shares (as a percent)	0.38%	[2],[3]	1.27%	[2]	0.46%	[2]
Expenses (as a percent)	6.48%	[2],[3]	8.17%	[2]	7.11%	[2]
Net investment loss (as a percent)	(6.41%)	[2],[3]	(8.02%)	[2]	(6.75%)	[2]
Series F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 264.28		$ 259.29		$ 282.49
Realized trading profits (losses)	$ 9.61		$ 17.18		$ (2.28)
Change in unrealized trading profits (losses)	$ (4.14)		$ 7.83		$ (2.76)
Change in value of investments in Non-Consolidated LLCs	$ (0.14)	[1]
Interest	$ 0.18		$ 0.37		$ 1.05
Expenses	$ (16.92)		$ (20.39)		$ (19.21)
Net asset value, end of year	$ 252.87		$ 264.28		$ 259.29
Total Return:
Total return (before Profit Shares) (as a percent)	(3.97%)	[1]	3.00%		(7.81%)
Profit Shares (as a percent)	(0.40%)	[1]	(1.09%)		(0.48%)
Total return (as a percent)	(4.32%)	[1]	1.92%		(8.21%)
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	6.15%	[2],[3]	6.91%	[2]	6.65%	[2]
Profit Shares (as a percent)	0.39%	[2],[3]	1.05%	[2]	0.48%	[2]
Expenses (as a percent)	6.54%	[2],[3]	7.96%	[2]	7.13%	[2]
Net investment loss (as a percent)	(6.47%)	[2],[3]	(7.82%)	[2]	(6.73%)	[2]
Series G
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.1446		$ 1.1230		$ 1.2234
Realized trading profits (losses)	$ 0.0416		$ 0.0744		$ (0.0085)
Change in unrealized trading profits (losses)	$ (0.0179)		$ 0.0339		$ (0.0133)
Change in value of investments in Non-Consolidated LLCs	$ (0.0007)	[1]
Interest	$ 0.0008		$ 0.0016		$ 0.0046
Expenses	$ (0.0732)		$ (0.0883)		$ (0.0832)
Net asset value, end of year	$ 1.0952		$ 1.1446		$ 1.1230
Total Return:
Total return (before Profit Shares) (as a percent)	(3.98%)	[1]	3.00%		(7.81%)
Profit Shares (as a percent)	(0.40%)	[1]	(1.09%)		(0.48%)
Total return (as a percent)	(4.32%)	[1]	1.92%		(8.21%)
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	6.16%	[2],[3]	6.91%	[2]	6.65%	[2]
Profit Shares (as a percent)	0.38%	[2],[3]	1.05%	[2]	0.48%	[2]
Expenses (as a percent)	6.54%	[2],[3]	7.96%	[2]	7.13%	[2]
Net investment loss (as a percent)	(6.47%)	[2],[3]	(7.82%)	[2]	(6.73%)	[2]
Series I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.2798		$ 1.2255		$ 1.2972
Realized trading profits (losses)	$ 0.0471		$ 0.0831		$ (0.0088)
Change in unrealized trading profits (losses)	$ (0.0205)		$ 0.0374		$ (0.0144)
Change in value of investments in Non-Consolidated LLCs	$ 0.0026	[1]
Interest	$ 0.0009		$ 0.0018		$ 0.0048
Expenses	$ (0.0513)		$ (0.0680)		$ (0.0533)
Net asset value, end of year	$ 1.2586		$ 1.2798		$ 1.2255
Total Return:
Total return (before Profit Shares) (as a percent)	(0.95%)	[1]	6.25%		(4.97%)
Profit Shares (as a percent)	(0.78%)	[1]	(1.81%)		(0.63%)
Total return (as a percent)	(1.66%)	[1]	4.43%		(5.53%)
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	3.27%	[2],[3]	3.77%	[2]	3.63%	[2]
Profit Shares (as a percent)	0.74%	[2],[3]	1.97%	[2]	0.64%	[2]
Expenses (as a percent)	4.01%	[2],[3]	5.74%	[2]	4.27%	[2]
Net investment loss (as a percent)	(3.94%)	[2],[3]	(5.59%)	[2]	(3.93%)	[2]

[1]	Includes the Partnership's proportionate share of income and expenses from its investments in Non-Consolidated LLCs.
[2]	Included in the ratios of expenses to average net assets are brokerage commissions and clearing costs which are presented in Trading Profits (Losses) on the Consolidated Statement of Operations.
[3]	Excludes the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 6.81%, 0.39%, 7.20%, and (7.12)%, respectively; for Series F and Series G would be 6.81%, 0.34%, 7.15%, and (7.07)%, respectively; and for Series I would be 3.60%, 0.78% 4.38% and (4.30)%, respectively.